Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents (notes 4 and 5)	$ 27,898	$ 32,562
Restricted cash	177	169
Short-term investments (notes 4 and 6)	69,427	93,016
Accounts receivable, net	8,773	12,062
Inventories (note 7)	7,917	7,926
Prepaid expenses and other current assets (note 8)	1,957	2,228
Total current assets	116,149	147,963
LONG-TERM INVESTMENTS (notes 4 and 9)	15,530	15,939
PROPERTY AND EQUIPMENT, NET (note 10)	26,142	28,330
OTHER ASSETS
Restricted assets (note 19)	10,000
Intangible assets, net (note 11)	31	1,565
Other assets (note 12)	3,474	4,614
Total other assets	13,505	6,179
TOTAL ASSETS	171,326	198,411
CURRENT LIABILITIES
Notes and accounts payable	3,756	6,641
Income tax payable	362	606
Accrued expenses and other current liabilities (note 13)	6,577	8,237
Total current liabilities	10,695	15,484
OTHER LONG-TERM LIABILITIES
Accrued pension liabilities (note 15)	708	628
Long-term income tax payable (note 14)		66
Other liabilities (notes 10 and 19)	9,551	129
Total long-term liabilities	10,259	823
Total liabilities	20,954	16,307
SHAREHOLDERS’ EQUITY
Preference shares at $0.00002 par value per share; Authorized – 250,000,000 shares;
Ordinary shares at $0.00002 par value per share; Authorized – 4,750,000,000 shares; Issued – 1,660,786,600 and 1,653,265,600 shares as of December 31, 2012 and 2011, respectively; Outstanding – 1,498,714,100 and 1,605,275,500 shares as of December 31, 2012 and 2011, respectively	33	33
Additional paid-in capital	138,793	136,625
Retained earnings	16,865	42,658
Accumulated other comprehensive income	7,865	6,899
Treasury stock – 162,072,500 and 47,990,100 shares as of December 31, 2012 and 2011, respectively	(13,184)	(4,111)
Total shareholders’ equity	150,372	182,104
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 171,326	$ 198,411